Label	Element	Value
T. Rowe Price Tax-Exempt Money Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tax-Exempt Money Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest current income exempt from federal income taxes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a retail money market fund managed in compliance with Rule 2a-7 under the Investment Company Act of 1940.

The securities purchased by the fund are subject to the maturity, credit quality, diversification, liquidity, and other requirements of Rule 2a-7. All securities purchased by the fund present minimal credit risk in the opinion of T. Rowe Price. The fund is managed to provide a stable share price of $1.00 by investing in high-quality U.S. dollar-denominated municipal securities whose income is expected to be exempt from federal income taxes. The fund’s weighted average maturity will not exceed 60 calendar days, the fund’s weighted average life will not exceed 120 calendar days, and the fund will not purchase any security with a remaining maturity longer than 397 calendar days (unless otherwise permitted by Rule 2a-7, such as certain variable and floating rate instruments).

In selecting securities for the fund, the portfolio manager may examine relationships among yields of various types and maturities of money market securities in the context of interest rate outlooks. The fund’s yield will fluctuate with changes in short-term interest rates.

Normally, at least 80% of the fund’s income will be exempt from federal income taxes. The fund does not purchase securities that are subject to the alternative minimum tax.

It is possible that 25% or more of the fund’s assets could be invested in municipal securities that would tend to respond similarly to particular economic or political developments. For example, the fund may invest in securities of issuers whose revenues are generated from similar types of projects or operate in similar industries.

Although the fund may invest more than 25% of its net assets in industrial development bonds, the fund limits its investments in industrial development bonds that are supported principally by the assets or revenues of non-governmental users related to the same industry to 25% of its net assets. Bonds that are refunded with escrowed U.S. government securities are not subject to the 25% limitation. Refunded bonds may have originally been issued as general obligation or revenue bonds, but become “refunded” when they are secured by an escrow fund, usually consisting entirely of direct U.S. government obligations, U.S. government agency obligations, and/or cash.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses. The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a comparative index that has investment characteristics similar to those of the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The fund’s return for the three months ended 3/31/24 was 0.74%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/23	0.82%	Worst Quarter	6/30/15	0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2023
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a comparative index that has investment characteristics similar to those of the fund.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price Tax-Exempt Money Fund, Inc. | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the fund.
T. Rowe Price Tax-Exempt Money Fund, Inc. | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
T. Rowe Price Tax-Exempt Money Fund, Inc. | Risk Money Market Fund May Not Preserve Dollar [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
T. Rowe Price Tax-Exempt Money Fund, Inc. | Risk Money Market Fund May Impose Fees or Suspend Sales [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The fund may impose a fee upon the sale of your shares.
T. Rowe Price Tax-Exempt Money Fund, Inc. | Municipal securities
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Municipal securities: The fund may be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the global, national, and/or local economies. Income from municipal securities held by the fund could become taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a state or municipality. Other changes in tax laws, including changes to individual or corporate tax rates, could alter the attractiveness and overall demand for municipal bonds.

Certain sectors of the municipal bond market have special risks and could be affected by certain developments more significantly than the market as a whole. For example: health care can be negatively impacted by rising expenses and dependency on third party reimbursements; transportation can be negatively impacted by declining revenues or unexpectedly high construction or fuel costs; utilities are subject to governmental rate regulation; and private activity bonds (including industrial development bonds) rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support. Investing significantly in municipal obligations backed by revenues of similar types of industries or projects may make the fund more susceptible to developments affecting those industries and projects. If the fund invests a substantial amount of its assets in issuers located in a single region, state, or city, there is an increased risk that environmental, economic, political, and social conditions in those regions will have a significant impact on the fund’s investment performance.

T. Rowe Price Tax-Exempt Money Fund, Inc. | Stable net asset value
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Stable net asset value: The fund may not be able to maintain a stable $1.00 share price at all times. The fund’s shareholders should not rely on or expect the fund’s investment adviser or an affiliate to purchase distressed assets from the fund, enter into capital support agreements with the fund, make capital infusions into the fund, or take other actions to help the fund maintain a stable $1.00 share price.

T. Rowe Price Tax-Exempt Money Fund, Inc. | Market conditions
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including economic, political, or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

T. Rowe Price Tax-Exempt Money Fund, Inc. | Redemptions
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Redemptions: The fund may be subject to periods of increased redemptions that could cause the fund to sell its assets at disadvantageous times or at a depressed value or loss, particularly during periods of declining or illiquid markets, and that could affect the fund’s ability to maintain a stable $1.00 share price.

T. Rowe Price Tax-Exempt Money Fund, Inc. | Liquidity
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Liquidity: The fund may not be able to sell a holding in a timely manner at its current carrying value. Periods of reduced liquidity in money markets could require the fund to liquidate its assets at inopportune times or at a depressed value, cause the fund to be unable to meet redemption requests without dilution of the remaining shareholders’ interests in the fund, and potentially affect the fund’s ability to maintain a $1.00 share price. In addition, the fund’s Board of Directors has discretion to impose a liquidity fee if it determines that doing so is in the best interest of the fund (or the Board of Director’s delegate, in accordance with Board-approved guidelines).

T. Rowe Price Tax-Exempt Money Fund, Inc. | Credit quality
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Credit quality: An issuer of a debt instrument or a provider of credit support could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), a rating downgrade, or an inability to meet a financial obligation. Although the fund only purchases securities that present minimal credit risk in the opinion of T. Rowe Price, the credit quality of the fund’s holdings could change rapidly during periods of market stress.

T. Rowe Price Tax-Exempt Money Fund, Inc. | Interest rates
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Interest rates: A decline in interest rates may lower the fund’s yield, or a rise in the overall level of interest rates may cause a decline in the prices of fixed income securities held by the fund. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling because the fund would have to reinvest proceeds of maturing securities at lower interest rates. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield. An elevated inflation environment may heighten risks associated with rising rates. In addition, the adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

T. Rowe Price Tax-Exempt Money Fund, Inc. | Cybersecurity breaches
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

T. Rowe Price Tax-Exempt Money Fund, Inc. | Lipper Tax-Exempt Money MarketFunds Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Tax-Exempt Money MarketFunds Index
T. Rowe Price Tax-Exempt Money Fund, Inc. | Lipper Tax-Exempt Money MarketFunds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.19%
5 Years	rr_AverageAnnualReturnYear05	1.16%
10 Years	rr_AverageAnnualReturnYear10	0.75%
Since Inception	rr_AverageAnnualReturnSinceInception	1.10%	[1]
T. Rowe Price Tax-Exempt Money Fund, Inc. | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[2]
Management fees	rr_ManagementFeesOverAssets	0.19%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.41%	[3]
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.41%	[3]
1 Year	rr_ExpenseExampleYear01	$ 42
3 Years	rr_ExpenseExampleYear03	132
5 Years	rr_ExpenseExampleYear05	230
10 Years	rr_ExpenseExampleYear10	$ 518
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.02%
Annual Return 2016	rr_AnnualReturn2016	0.06%
Annual Return 2017	rr_AnnualReturn2017	0.46%
Annual Return 2018	rr_AnnualReturn2018	1.03%
Annual Return 2019	rr_AnnualReturn2019	1.09%
Annual Return 2020	rr_AnnualReturn2020	0.28%
Annual Return 2021	rr_AnnualReturn2021	0.02%
Annual Return 2022	rr_AnnualReturn2022	0.83%
Annual Return 2023	rr_AnnualReturn2023	2.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.74%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.82%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	2.93%
5 Years	rr_AverageAnnualReturnYear05	1.02%
10 Years	rr_AverageAnnualReturnYear10	0.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 08, 1981
T. Rowe Price Tax-Exempt Money Fund, Inc. | I Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.19%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.25%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.24%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
1 Year	rr_ExpenseExampleYear01	$ 25
3 Years	rr_ExpenseExampleYear03	78
5 Years	rr_ExpenseExampleYear05	139
10 Years	rr_ExpenseExampleYear10	$ 316
1 Year	rr_AverageAnnualReturnYear01	3.10%
5 Years	rr_AverageAnnualReturnYear05	1.12%
Since Inception	rr_AverageAnnualReturnSinceInception	1.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2017

[1]	Return since 6/30/17.
[2]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[3]	The figure shown in the fee table does not match the “Ratio to average net assets” shown in the Financial Highlights table, as that figure includes the effect of voluntary management fee waivers.
[4]

T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2026) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after April 30, 2026, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).